Pension Plans (Details) - Schedule of plan expected profit	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of plan expected profit [Abstract]
Type of expected yield from the plan’s assets	UF + 2.50% annually	UF + 2.50% annually	UF + 2.50% annually
Type of yield expected from the reimbursement rights	UF + 2.50% annually	UF + 2.50% annually	UF + 2.50% annually